SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Allowance for doubtful accounts	$ 0		$ 0		$ 3,320,983
Retainage receivable	0		0		$ 824,777
Impairment expense	0	$ 0	6,925,137	$ 0
Net loss attributable to non-controlling interests	11,284	$ (92,571)	821,977	$ 255,835
Optilan (UK) [Member]
Impairment expense			6,925,137
Goodwill and intangible assets	$ 0		0
Optilan (UK) [Member] | Indefinite Lived Asset [Member]
Impairment expense			356,260
Optilan (UK) [Member] | Goodwill [Member]
Impairment expense			$ 6,568,877
United Kingdom, Pounds
Foreign currency translation rates	1.2197	1.113030	1.2197	1.113030
Foreign currency translation rates			1.2384	1.259161
Canada, Dollars
Foreign currency translation rates	1.3586	1.3751	1.3586	1.3751